Consolidated statement of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Income (loss) before income tax	$ 227,377,000	$ 309,291,000	$ (676,658,000)
Impairment loss of long-lived assets	32,512,000		557,497,000
Depreciation and amortization	290,937,000	258,711,000	243,925,000
Share in the results of associates	(1,885,000)
Interest and foreign exchange effects	126,545,000	143,496,000	157,806,000
Loss on sale of property, plant and equipment and intangible assets	698,000	4,891,000	2,268,000
Changes in accruals and other assets impairments	84,393,000	21,325,000	13,159,000
Changes in fair value of loans and financings	1,472,000	(19,380,000)	8,058,000
Changes in fair value of derivative financial instruments	(14,947,000)	26,408,000	7,809,000
Changes in fair value of offtake agreement	(24,267,000)
Contractual obligations	(20,873,000)	(25,729,000)	(20,679,000)
GSF recovered costs		(19,407,000)
Decrease (increase) in assets
Trade accounts receivables	2,223,000	(9,375,000)	(68,896,000)
Inventory	(75,071,000)	(102,068,000)	8,883,000
Other financial instruments	8,648,000	(14,936,000)	(7,809,000)
Other assets	(72,607,000)	(47,312,000)	30,557,000
Increase (decrease) in liabilities
Trade payables	(32,476,000)	44,880,000	21,589,000
Confirming payables	(16,348,000)	87,565,000	62,525,000
Other liabilities	(17,448,000)	2,759,000	58,481,000
Cash provided by operating activities	498,883,000	661,119,000	398,515,000
Interest paid on loans and financings	(109,263,000)	(121,112,000)	(69,906,000)
Interest paid on lease liabilities	(994,000)	(1,415,000)	(1,385,000)
Premium paid on bonds repurchase	(3,277,000)		(14,481,000)
Income tax paid	(118,719,000)	(45,607,000)	(21,043,000)
Net cash provided by operating activities	266,630,000	492,985,000	291,700,000
Cash flows from investing activities
Additions of property, plant and equipment	(382,468,000)	(485,204,000)	(323,688,000)
Additions of intangible assets	(4,595,000)
Net sales of financial investments	10,647,000	20,076,000	(47,522,000)
Proceeds from the sale of property, plant and equipment	751,000	2,210,000	2,014,000
Investments in equity instruments	(7,000,000)	(6,356,000)
Acquisition of additional shares in associates	(4,136,000)
Dividends received from associates	7,867,000
Net cash used in investing activities	(378,934,000)	(469,274,000)	(369,196,000)
Cash flows from financing activities
New loans and financings	95,621,000	59,771,000	1,296,496,000
Debt issue costs	(63,000)	(178,000)	(9,921,000)
Payments of loans and financings	(24,639,000)	(251,044,000)	(542,983,000)
Prepayment of fair value debt		(90,512,000)
Bonds repurchase	(128,470,000)		(214,530,000)
Payments of lease liabilities	(17,091,000)	(9,827,000)	(9,100,000)
Dividends paid	(68,466,000)	(52,344,000)	(55,964,000)
Payments of share premium	(6,126,000)
Dividends not withdrawn			1,009,000
Capital reduction of subsidiary – non-controlling interests			(13,392,000)
Net cash (used in) provided by financing activities	(149,234,000)	(344,134,000)	451,615,000
Foreign exchange effects on cash and cash equivalents	15,547,000	(21,923,000)	(16,070,000)
Other high liquid short term investments			29,496,000
(Decrease) increase in cash and cash equivalents	(245,991,000)	(342,346,000)	387,545,000
Cash and cash equivalents at the beginning of the year	743,817,000	1,086,163,000	698,618,000
Cash and cash equivalents at the end of the year	497,826,000	743,817,000	1,086,163,000
Additions to right-of-use assets	(2,018,000)	(5,174,000)	(5,785,000)
Additions to intangible assets related to GSF recovered costs		(19,407,000)
Write-offs of property, plant and equipment	1,449,000	3,343,000
Additions to intangible assets related to offtake agreement and other intangibles	(52,934,000)
Increase in investment in associates	(32,456,000)
Derecognition of Nexa’s share of Enercan’s property, plant and equipment, intangible assets and financial investments	46,858,000
(Decrease) increase in dividends payable	4,961,000	6,885,000	(1,418,000)
Decrease in loans and financings at fair value		$ (14,314,000)